CONSOLIDATED UNAUDITED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 2.4	₪ 2.4
Ordinary shares, shares authorized	360,000,000	360,000,000
Ordinary shares, shares issued	116,411,949	96,411,949
Ordinary shares, shares outstanding	116,411,949	96,411,949